Discontinued Operations (Details) - Schedule of major classes of assets and liabilities attributable to discontinued operations (Parentheticals) $ in Thousands	Dec. 31, 2020 USD ($)
Brainspace [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, net of allowance	$ 97